Victory Investment Grade Convertible Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Aggregate Bond Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
MCI [Member] | Bloomberg U.S. Aggregate Bond Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
MCI [Member] | ICE BofAML Investment Grade U.S. Convertible 5% Constrained Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	11.58%	6.10%	8.31%
MCI [Member] | ICE BofAML Investment Grade U.S. Convertible Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	9.95%	4.97%	8.39%
MCI [Member] | Member Class
Prospectus [Line Items]
Average Annual Return, Percent	9.62%	5.59%	7.04%
MCI [Member] | Member Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	8.89%	3.84%	5.45%
MCI [Member] | Member Class | After Taxes on Distributions and Sale of Fund Shares[Member]
Prospectus [Line Items]
Average Annual Return, Percent	5.82%	3.65%	4.97%